Quarterly Holdings Report
for
Fidelity Advisor® Large Cap Fund
February 29, 2024
LC-NPRT1-0424
1.797927.120
Common Stocks - 97.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 10.2%
Diversified Telecommunication Services - 0.3%
Cellnex Telecom SA (a)	48,800	1,764,342
Verizon Communications, Inc.	42,176	1,687,884
		3,452,226
Entertainment - 1.0%
The Walt Disney Co.	58,875	6,569,273
Universal Music Group NV	206,334	6,229,309
		12,798,582
Interactive Media & Services - 6.8%
Alphabet, Inc.:
Class A (b)	168,180	23,286,203
Class C (b)	152,160	21,268,925
Match Group, Inc. (b)	92,200	3,322,888
Meta Platforms, Inc. Class A	73,500	36,024,555
Snap, Inc. Class A (b)	339,100	3,736,882
		87,639,453
Media - 2.1%
Charter Communications, Inc. Class A (b)	2,100	617,253
Comcast Corp. Class A	515,223	22,077,306
Interpublic Group of Companies, Inc.	137,920	4,330,688
		27,025,247
TOTAL COMMUNICATION SERVICES		130,915,508
CONSUMER DISCRETIONARY - 3.6%
Automobile Components - 0.0%
BorgWarner, Inc.	14,916	464,335
Automobiles - 0.1%
Rivian Automotive, Inc. (b)	64,800	733,536
Broadline Retail - 0.1%
Amazon.com, Inc. (b)	9,100	1,608,516
Hotels, Restaurants & Leisure - 1.8%
Amadeus IT Holding SA Class A	9,200	540,720
Booking Holdings, Inc.	4,069	14,114,669
Expedia, Inc. (b)	19,000	2,599,580
Marriott International, Inc. Class A	18,200	4,547,634
Starbucks Corp.	19,000	1,803,100
		23,605,703
Household Durables - 0.4%
Mohawk Industries, Inc. (b)	23,906	2,835,730
Sony Group Corp. sponsored ADR	13,200	1,132,692
Whirlpool Corp. (c)	5,934	637,252
		4,605,674
Specialty Retail - 1.1%
JD Sports Fashion PLC	871,100	1,296,416
Lowe's Companies, Inc.	47,630	11,463,112
RH (b)	3,400	932,960
		13,692,488
Textiles, Apparel & Luxury Goods - 0.1%
Compagnie Financiere Richemont SA Series A	3,690	587,364
NIKE, Inc. Class B	9,400	976,942
		1,564,306
TOTAL CONSUMER DISCRETIONARY		46,274,558
CONSUMER STAPLES - 5.2%
Beverages - 1.5%
Diageo PLC sponsored ADR	30,000	4,524,000
Keurig Dr. Pepper, Inc.	160,800	4,809,528
The Coca-Cola Co.	162,981	9,782,120
		19,115,648
Consumer Staples Distribution & Retail - 1.7%
Performance Food Group Co. (b)	37,200	2,855,844
Sysco Corp.	84,900	6,874,353
Target Corp.	28,000	4,281,760
U.S. Foods Holding Corp. (b)	46,500	2,361,735
Walmart, Inc.	89,400	5,239,734
		21,613,426
Household Products - 0.0%
Procter & Gamble Co.	700	111,258
Personal Care Products - 1.4%
Estee Lauder Companies, Inc. Class A	22,300	3,313,334
Haleon PLC ADR	873,038	7,473,205
Kenvue, Inc.	409,307	7,776,833
		18,563,372
Tobacco - 0.6%
Altria Group, Inc.	166,280	6,802,515
Philip Morris International, Inc.	10,900	980,564
		7,783,079
TOTAL CONSUMER STAPLES		67,186,783
ENERGY - 9.5%
Energy Equipment & Services - 0.1%
Tidewater, Inc. (b)	17,700	1,239,531
Oil, Gas & Consumable Fuels - 9.4%
Exxon Mobil Corp.	725,868	75,867,723
Hess Corp.	30,015	4,374,686
Imperial Oil Ltd.	242,800	15,192,555
Kosmos Energy Ltd. (b)	899,395	5,522,285
MEG Energy Corp. (b)	212,300	4,544,313
Pioneer Natural Resources Co.	16,600	3,904,154
Shell PLC ADR	182,600	11,472,758
		120,878,474
TOTAL ENERGY		122,118,005
FINANCIALS - 17.3%
Banks - 11.9%
Bank of America Corp.	967,714	33,405,487
JPMorgan Chase & Co.	81,018	15,074,209
M&T Bank Corp.	33,628	4,699,177
PNC Financial Services Group, Inc.	87,641	12,900,755
U.S. Bancorp	235,990	9,902,140
Wells Fargo & Co.	1,384,003	76,936,727
		152,918,495
Capital Markets - 2.1%
3i Group PLC	16,500	515,511
Charles Schwab Corp.	12,200	814,716
CME Group, Inc.	1,500	330,525
KKR & Co. LP	106,391	10,453,980
Moody's Corp.	1,400	531,188
Morgan Stanley	39,425	3,392,127
Northern Trust Corp.	115,791	9,509,915
Raymond James Financial, Inc.	13,393	1,611,446
		27,159,408
Financial Services - 3.1%
Acacia Research Corp. (b)	36,900	149,076
Edenred SA	68,100	3,370,258
Fidelity National Information Services, Inc.	45,000	3,113,550
Global Payments, Inc.	9,000	1,167,300
MasterCard, Inc. Class A	11,215	5,324,433
PayPal Holdings, Inc. (b)	25,700	1,550,738
Visa, Inc. Class A	87,327	24,682,103
		39,357,458
Insurance - 0.2%
Arthur J. Gallagher & Co.	2,000	487,860
Chubb Ltd.	10,495	2,641,277
		3,129,137
TOTAL FINANCIALS		222,564,498
HEALTH CARE - 12.0%
Biotechnology - 0.5%
Alnylam Pharmaceuticals, Inc. (b)	12,119	1,831,060
Argenx SE ADR (b)	1,900	722,019
Insmed, Inc. (b)	47,497	1,316,617
Vaxcyte, Inc. (b)	32,800	2,421,296
Verve Therapeutics, Inc. (b)(c)	19,900	339,295
		6,630,287
Health Care Equipment & Supplies - 1.8%
Abbott Laboratories	7,500	889,800
Becton, Dickinson & Co.	10,797	2,543,233
Boston Scientific Corp. (b)	282,726	18,719,288
Koninklijke Philips Electronics NV (depository receipt) (NY Reg.)	50,462	1,011,763
		23,164,084
Health Care Providers & Services - 5.5%
Cardinal Health, Inc.	71,982	8,060,544
Centene Corp. (b)	8,400	658,812
Cigna Group	51,203	17,211,376
CVS Health Corp.	67,468	5,017,595
Guardant Health, Inc. (b)	22,800	433,200
Humana, Inc.	12,700	4,449,064
McKesson Corp.	24,306	12,673,391
UnitedHealth Group, Inc.	44,899	22,162,146
		70,666,128
Life Sciences Tools & Services - 0.5%
Danaher Corp.	21,400	5,417,196
Thermo Fisher Scientific, Inc.	1,100	627,198
		6,044,394
Pharmaceuticals - 3.7%
Bristol-Myers Squibb Co.	270,417	13,723,663
Eli Lilly & Co.	15,000	11,305,200
GSK PLC sponsored ADR	212,030	8,884,057
Johnson & Johnson	54,187	8,744,698
Sanofi SA sponsored ADR	12,700	607,695
UCB SA	34,600	3,982,640
		47,247,953
TOTAL HEALTH CARE		153,752,846
INDUSTRIALS - 15.1%
Aerospace & Defense - 3.7%
Airbus Group NV	49,300	8,157,137
Bombardier, Inc. Class B (sub. vtg.) (b)	1,900	68,824
General Dynamics Corp.	13,129	3,587,499
Huntington Ingalls Industries, Inc.	10,319	3,009,227
Safran SA	8,000	1,677,525
Textron, Inc.	12,100	1,077,747
The Boeing Co. (b)	147,967	30,143,837
		47,721,796
Air Freight & Logistics - 1.4%
FedEx Corp.	21,892	5,450,451
United Parcel Service, Inc. Class B	85,063	12,611,440
		18,061,891
Building Products - 0.1%
Johnson Controls International PLC	15,400	912,758
Commercial Services & Supplies - 0.3%
ACV Auctions, Inc. Class A (b)	86,600	1,537,150
GFL Environmental, Inc.	29,200	1,052,762
Veralto Corp.	7,633	659,644
		3,249,556
Electrical Equipment - 1.6%
Acuity Brands, Inc.	10,656	2,677,213
Hubbell, Inc. Class B	11,785	4,486,196
Regal Rexnord Corp.	22,500	3,858,525
Vertiv Holdings Co.	133,500	9,027,270
		20,049,204
Ground Transportation - 0.4%
Knight-Swift Transportation Holdings, Inc. Class A	83,058	4,679,488
Industrial Conglomerates - 6.5%
3M Co.	9,559	880,575
General Electric Co.	523,513	82,133,955
		83,014,530
Machinery - 0.8%
Chart Industries, Inc. (b)(c)	12,000	1,714,320
Cummins, Inc.	7,000	1,880,270
Fortive Corp.	30,400	2,587,952
Nordson Corp.	2,000	531,300
Otis Worldwide Corp.	19,696	1,877,029
Stanley Black & Decker, Inc.	10,800	964,332
Westinghouse Air Brake Tech Co.	8,145	1,150,807
		10,706,010
Passenger Airlines - 0.1%
Copa Holdings SA Class A	3,200	311,904
Ryanair Holdings PLC sponsored ADR	9,400	1,299,550
		1,611,454
Professional Services - 0.1%
Equifax, Inc.	4,200	1,149,078
Genpact Ltd.	4,505	153,170
Paycom Software, Inc.	3,200	583,648
		1,885,896
Trading Companies & Distributors - 0.1%
Beijer Ref AB (B Shares)	46,900	658,728
Watsco, Inc.	1,700	670,004
		1,328,732
TOTAL INDUSTRIALS		193,221,315
INFORMATION TECHNOLOGY - 20.4%
IT Services - 0.4%
EPAM Systems, Inc. (b)	3,000	913,200
IBM Corp.	12,200	2,257,366
Snowflake, Inc. (b)	800	150,624
Twilio, Inc. Class A (b)	23,200	1,382,488
		4,703,678
Semiconductors & Semiconductor Equipment - 5.5%
Analog Devices, Inc.	12,318	2,362,839
Applied Materials, Inc.	24,216	4,882,430
Broadcom, Inc.	4,100	5,332,009
Lam Research Corp.	4,500	4,222,125
Marvell Technology, Inc.	141,317	10,126,776
NVIDIA Corp.	42,430	33,567,222
Qualcomm, Inc.	25,501	4,023,803
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	37,700	4,850,859
Teradyne, Inc.	11,500	1,191,285
		70,559,348
Software - 11.8%
Adobe, Inc. (b)	20,500	11,485,740
Autodesk, Inc. (b)	13,341	3,444,246
DoubleVerify Holdings, Inc. (b)	16,500	509,685
Elastic NV (b)	27,300	3,653,013
Intuit, Inc.	6,700	4,441,363
Microsoft Corp.	242,153	100,164,167
Oracle Corp.	89,200	9,961,856
PTC, Inc. (b)	9,300	1,701,993
Sage Group PLC	79,900	1,255,175
Salesforce, Inc.	4,500	1,389,690
SAP SE sponsored ADR (c)	70,817	13,304,390
Workday, Inc. Class A (b)	3,300	972,378
		152,283,696
Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc.	185,968	33,613,716
Samsung Electronics Co. Ltd. (b)	22,520	1,237,793
		34,851,509
TOTAL INFORMATION TECHNOLOGY		262,398,231
MATERIALS - 2.0%
Chemicals - 0.4%
Air Products & Chemicals, Inc.	8,500	1,989,340
DuPont de Nemours, Inc.	48,500	3,355,715
Sherwin-Williams Co.	2,100	697,263
		6,042,318
Metals & Mining - 1.6%
First Quantum Minerals Ltd.	838,100	7,935,442
Freeport-McMoRan, Inc.	236,504	8,942,216
Ivanhoe Mines Ltd. (b)	314,500	3,343,945
		20,221,603
TOTAL MATERIALS		26,263,921
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 1.0%
American Tower Corp.	16,309	3,243,208
Crown Castle, Inc.	45,700	5,024,258
Equinix, Inc.	442	392,858
Simon Property Group, Inc.	29,800	4,414,572
		13,074,896
UTILITIES - 1.0%
Electric Utilities - 1.0%
Duke Energy Corp.	5,400	495,882
Entergy Corp.	8,900	903,973
PG&E Corp.	61,700	1,029,773
Southern Co.	143,200	9,630,200
		12,059,828
Multi-Utilities - 0.0%
Sempra	4,068	287,201
TOTAL UTILITIES		12,347,029
TOTAL COMMON STOCKS (Cost $733,390,860)		1,250,117,590

Preferred Stocks - 0.2%
	Shares	Value ($)
Convertible Preferred Stocks - 0.0%
COMMUNICATION SERVICES - 0.0%
Interactive Media & Services - 0.0%
Reddit, Inc. Series E (b)(d)(e)	1,200	35,124

Nonconvertible Preferred Stocks - 0.2%
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
Embraer SA sponsored ADR (b)	113,300	2,208,217

TOTAL PREFERRED STOCKS (Cost $1,376,643)		2,243,341

Money Market Funds - 3.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	33,277,882	33,284,538
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	12,804,400	12,805,681
TOTAL MONEY MARKET FUNDS (Cost $46,090,219)		46,090,219

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $780,857,722)	1,298,451,150
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(14,268,264)
NET ASSETS - 100.0%	1,284,182,886

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,764,342 or 0.1% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $35,124 or 0.0% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Reddit, Inc. Series E	5/18/21	50,969

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	39,337,835	35,374,424	41,427,721	410,864	-	-	33,284,538	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	6,522,831	9,600,392	3,317,542	2,056	-	-	12,805,681	0.0%
Total	45,860,666	44,974,816	44,745,263	412,920	-	-	46,090,219

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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